Shareholder Report, Average Annual Return (Details)	12 Months Ended	22 Months Ended	60 Months Ended	68 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000246525
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Counterpoint Quantitative Equity ETF
C000216396
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Counterpoint High Yield Trend ETF
Without Sales Load [Member] | C000246525
Average Annual Return [Line Items]
Average Annual Return, Percent	18.16%	28.41%
Without Sales Load [Member] | C000216396
Average Annual Return [Line Items]
Average Annual Return, Percent	4.51%		3.16%	1.71%
S&P 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	5.34%	15.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%		(0.45%)	0.61%
CP High Yield Trend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CP High Yield Trend Index
Average Annual Return, Percent	5.28%		3.96%	2.48%